Net Income	12 Months Ended
Dec. 31, 2022
Analysis of income and expense [abstract]
Net Income and Other Comprehensive Income (Loss)
31.
NET INCOME
a.
Other income and expenses

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Gain (loss) on disposal of property, plant and equipment	$1,428	$(3)	$(5)
Impairment loss on right-of-use assets	—	(420)	—
Gain on disposal of investment properties, net	151	—	—
Reversal of impairment loss on investment properties	27	83	107
Loss on disposal of intangible assets	(2)	—	—
Impairment loss on intangible assets	(9)	(29)	(9)
	$1,595	$(369)	$93

b.
Other income

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Dividend income	$246	$154	$157
Rental income	70	70	79
Others	154	154	133
	$470	$378	$369

c.
Other gains and losses

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Valuation gain (loss) on financial assets and liabilities at fair value through profit or loss, net	$(99)	$243	$(206)
Foreign currency exchange gain or loss, net	(47)	230	(185)
Gain (loss) on disposal of investments accounted for using equity method, net	10	4	(14)
Gain (loss) on disposal of financial instruments, net	(2)	—	1
Others	(21)	(16)	(14)
	$(159)	$461	$(418)

d.
Interest expenses

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Interest on bonds payable	$46	$132	$161
Interest on lease liabilities	80	69	75
Interest paid to financial institutions	79	16	26
Others	1	1	1
	$206	$218	$263

e.
Impairment loss (reversal of impairment loss)

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Contract assets	$1	$—	$1
Trade notes and accounts receivable	$49	$123	$109
Other receivables	$(5)	$20	$7
Inventories	$1,161	$207	$34
Right-of-use assets	$—	$420	$—
Investment properties	$(27)	$(83)	$(107)
Intangible assets	$9	$29	$9

f.
Depreciation and amortization expenses

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Property, plant and equipment	$26,989	$27,805	$28,760
Right-of-use assets	3,931	3,985	3,982
Investment properties	22	42	44
Intangible assets	5,424	6,569	6,643
Incremental costs of obtaining contracts	772	815	841
Total depreciation and amortization expenses	$37,138	$39,216	$40,270
Depreciation expenses summarized by functions
Operating costs	$29,056	$30,021	$30,735
Operating expenses	1,886	1,811	2,051
	$30,942	$31,832	$32,786
Amortization expenses summarized by functions
Operating costs	$5,971	$7,172	$7,286
Marketing expenses	100	93	77
General and administrative expenses	82	75	71
Research and development expenses	43	44	50
	$6,196	$7,384	$7,484

a.
Employee benefit expenses

	Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$
	(In Millions)
Post-employment benefit
Defined contribution plans	$708	$784	$862
Defined benefit plans	2,001	1,216	1,048
	2,709	2,000	1,910
Share-based payment
Equity-settled share-based payment	8	19	16
Other employee benefit (Note)	42,246	42,654	43,746
Total employee benefit expenses	$44,963	$44,673	$45,672
Summary by functions
Operating costs	$23,005	$22,734	$21,857
Operating expenses	21,958	21,939	23,815
	$44,963	$44,673	$45,672

Note: Other employee benefit mainly includes salaries, compensation and labor and health insurance expenses, etc.

Chunghwa distributes employees’ compensation at the rates from 1.7% to 4.3% and remuneration to directors not higher than 0.17%, respectively, of pre-tax income. As of December 31, 2022, the payables of the employees’ compensation and the remuneration to directors were $1,498 million and $39 million, respectively. Such amounts have been approved by the Chunghwa’s Board of Directors on February 24, 2023 and will be reported to the stockholders in their meeting planned to be held on May 26, 2023.

If there is a change in the proposed amounts after the annual consolidated financial statements are authorized for issue, the difference is recorded as a change in accounting estimate.

The compensation to the employees and remuneration to the directors of 2020 and 2021 approved by the Board of Directors on February 23, 2021 and 2022, respectively, were as follows:

	2020	2021
	Cash	Cash
	NT$	NT$
	(In Millions)
Compensation distributed to the employees	$1,202	$1,429
Remuneration paid to the directors	36	39

There was no difference between the initial accrual amounts and the amounts proposed in the Board of Directors in 2021 and 2022 of the aforementioned compensation to employees and the remuneration to directors.